Performance Materials Divestiture (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	The following is a reconciliation of the loss recorded on the sale:

Net proceeds received from the sale of Performance Materials	$624,256
Transaction costs	(13,161)
Net assets derecognized	(681,973)

Loss on sale of Performance Materials	$(70,878)

The following table summarizes the results of discontinued operations for the periods presented:

	Years ended December 31,
	2020	2019	2018
Sales	$342,738	$373,686	$386,921
Cost of goods sold	251,917	281,566	308,679
Selling, general and administrative expenses	33,195	37,364	37,226
Other operating expense, net	18,289	14,462	13,023

Operating income	39,337	40,294	27,993
Equity in net income from affiliated companies	(37)	(12)	(42)
Interest expense, net (1)	16,210	24,453	22,965
Other (income) expense, net	(3,481)	274	474
Loss on sale of Performance Materials	70,878	—	—

(Loss) income from discontinued operations before income tax	(44,233)	15,579	4,596
Provision (benefit) for income taxes	58,008	1,022	(4,646)

(Loss) income from discontinued operations, net of tax	$(102,241)	$14,557	$9,242

The following table summarizes the assets and liabilities of discontinued operations at December 31, 2019:

December 31, 2019

ASSETS
Cash and cash equivalents	$18,423
Accounts receivables, net	40,484
Inventories, net	143,323
Prepaid and other current assets	4,139

Current assets held for sale	$206,369

Investments in affiliated companies	$115
Property, plant and equipment, net	175,614
Goodwill	286,227
Other intangible assets, net	121,113
Right-of-use lease assets	8,878
Other long-term assets	71,697

Long-term assets held for sale	$663,644

LIABILITIES
Notes payable and current maturities of long-term debt	$7,766
Accounts payable	30,267
Operating lease liabilities—current	3,326
Accrued liabilities	16,744

Current liabilities held for sale	$58,103

Long-term debt, excluding current portion	$55,972
Deferred income taxes	8,612
Operating lease liabilities—noncurrent	5,248
Other long-term liabilities	17,366

Long-term liabilities held for sale	$87,198